Concession rights	12 Months Ended
Dec. 31, 2018
Concession rights [Abstract]
Concession rights
10	Concession rights

The Company holds concessions to operate the cruise and vehicle terminal at the port of Acapulco, Guerrero and the tugboat services at the port of Manzanillo, Colima. Under these concession agreements, the Company is obliged to keep the facilities included in the concession in good condition. At the end of the concessions, these facilities will revert to the federal government.

Therefore, the concession rights and the partial rights assignments provide for rights in favor of the federal government (see Note 28).

At December 31, 2018 and 2017, the Company was in compliance with its obligation to maintain the concessioned facilities in good condition.

The concession rights at December 31, 2018 and 2017 are summarized as follows:

	2018	2017	Years to amortize
Administración Portuaria Integral de Acapulco (a)	$94,607	$94,607	10
Transportación Marítima Mexicana (b)	30,266	30,266	-
	124,873	124,873
Accumulated amortization	(115,414)	(111,629)
Concession rights, net	$9,459	$13,244

The amortization of the concession rights was $3,785 for the years ended December 31, 2018 and 2017.

(a)	Concession expires June 2021.

(b)	Renewal expires January 16, 2023, with the possibility of renewing for another 8 years. In January 2007, the total value of this concession was amortized prior to the renewal.